Performance Management - AB Emerging Markets Opportunities ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]
The Fund acquired the assets and liabilities of Emerging Markets Portfolio (the “Predecessor Fund”), a series of Sanford C. Bernstein Fund, Inc., and adopted the accounting and performance history of that fund (the “Acquisition”), as of the close of business on January 23, 2026. The Fund has similar investment objectives and identical fundamental investment policies, but different portfolio management teams from the Predecessor Fund.
The performance of the Predecessor Fund shown below has not been adjusted to reflect the lower fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. Predecessor Fund performance is based on the performance of Emerging Markets Class shares.
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
•	how the Predecessor Fund’s performance changed from year to year over ten years; and
•	how the Predecessor Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
You may obtain updated performance information at www.abfunds.com (click on “Investments—ETFs”).
Past performance, as shown for the Predecessor Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance, as shown for the Predecessor Fund, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	how the Predecessor Fund’s performance changed from year to year over ten years; andhow the Predecessor Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.
Bar Chart Narrative [Text Block]	The annual returns in the bar chart are for the Predecessor Fund’s Emerging Markets Class shares, which were reorganized into shares of the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The annual returns in the bar chart are for the Predecessor Fund’s Emerging Markets Class shares, which were reorganized into shares of the Fund.
Bar Chart [Heading]	Bar Chart
Bar Chart Closing [Text Block]	Calendar Year End (%) During the period shown in the bar chart, the Predecessor Fund’s: Best Quarter was up 21.87%, 4th quarter, 2020; and Worst Quarter was down -25.86%, 1st quarter, 2020.
Performance Table Heading	Performance Table Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After‑tax returns:–Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes;
Performance Table Not Relevant to Tax Deferred	actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and – Are not relevant to investors who hold Predecessor Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Availability Website Address [Text]	www.abfunds.com
Emerging Markets Portfolio Emerging Markets Class
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.87%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(25.86%)
Lowest Quarterly Return, Date	Mar. 31, 2020